UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09523

Electric City Funds, Inc.

(Exact name of registrant as specified in charter)

1292 Gower Road

Glenville, NY 12302

(Address of principal executive offices)

 (Zip code)

Electric City Funds, Inc.

1292 Gower Road

Glenville, NY 12302

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 370-0289

Date of fiscal year end: August 31

Date of reporting period: June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Electric City Value Fund

ALEXANDER & BALDWIN

Ticker Symbol:ALEX	Cusip Number:014482103
Record Date: 2/17/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With
2	ratify the appointment of deloitte & touche as the auditors of the corp	For	Issuer	For	With

AMVESCAP PLC

Ticker Symbol:AVZ	Cusip Number:03235E100
Record Date: 3/21/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	recieve and adopt the accounts and the reports of the directors and auditors thereon	For	Issuer	For	With
2	receive and adopt the report of the board of remuneration	For	Issuer	For	With
3	declare a final dividend	For	Issuer	For	With
4	elect martin l flanagan as a director of the company	For	Issuer	For	With
5	elect j thomas presby as a director of the company	For	Issuer	For	With
6	re-appoint ernst & young as auditors and to authorize teh audit committee to fix thier remuneration	For	Issuer	For	With
7	authorize the directors to allot shares pursuant to section 80 of the companies act 1985	For	Issuer	For	With
8	disapply statutory pre emption rights pursuant to section 95 of the companies act 1985	For	Issuer	For	With
9	renew the companys authority to make market purchases of its own ordinary shares	For	Issuer	For	With
10	approve the amendments of the articles of association	For	Issuer	For	With

AMVESCAP PLC

Ticker Symbol:AVZ	Cusip Number:03235E100
Record Date: 10/12/2005	Meeting Date: 11/1/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	extraordinary general meeting	For	Issuer	N/A	N/A
2	special class meeting	For	Issuer	N/A	N/A

ASHLAND

Ticker Symbol:ASH	Cusip Number:044209104
Record Date: 11/21/2005	Meeting Date: 1/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With
2	ratification of ernst & young as independent auditors for fiscal 2006	For	Issuer	For	With
3	approval of the 2006 ashland inc, incentive plan	Against	Issuer	For	Against

BANK OF AMERICA CORP

Ticker Symbol:BAC	Cusip Number:060505104
Record Date: 3/3/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With
2	independent registered public accounting	For	Issuer	For	With
3	adopt an amendment to the 2003 key associate stock plan	For	Issuer	For	With
4	political contribution	Against	Stockholder	Against	With
5	majority voting in director elections	Against	Stockholder	Against	With
6	independent board chairman	Against	Stockholder	Against	With
7	equal employment opportunity policy	Against	Stockholder	Against	With

BERSHIRE HATHAWAY

Ticker Symbol:BRK	Cusip Number:084670207
Record Date: 3/8/2006	Meeting Date: 5/6/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With

CITIGROUP INC

Ticker Symbol:C	Cusip Number:172967101
Record Date: 2/24/2006	Meeting Date: 4/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With
2	ratify the selection of kpmg as citigroups independent registered public accounting firm for 2006	For	Issuer	For	With
3	amend article fourth of the restated certificate of incorporation	For	Issuer	For	With
4	amend article eighth of restated certificate of incorporation	For	Issuer	For	With
5	amend article ninth of the restated certificate of incorporation	For	Issuer	For	With
6	stockholder proposal requesting no future new stock option grants and no renewal or repricing of current stock options	Against	Stockholder	Against	With
7	requesting a report on political contributions	Against	Stockholder	Against	With
8	requesting a report on charitable contributions	Against	Stockholder	Against	With
9	requesting adoption of a policy regarding performance based equity compensation for senior executives	Against	Stockholder	Against	With
10	reimbursement of expenses incurred by a stockholder in a contested election of directors	Against	Stockholder	Against	With
11	requesting that the chairman of the board have no mangagement duties, titles or responsibilies	Against	Stockholder	Against	With
12	requesting the recoupment of management bonuses in the event of a restatement of earnings	Against	Stockholder	Against	With

COMMUNITY BANK SYSTEM

Ticker Symbol:CBU	Cusip Number:203607106
Record Date: 3/30/2006	Meeting Date: 5/16/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With

DECORATOR INDUSTRIES

Ticker Symbol:DII	Cusip Number:243631207
Record Date: 4/5/2006	Meeting Date: 5/24/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With
2	approval of 2006 incentive stock option plan	For	Issuer	For	With

EDGAR ONLINE

Ticker Symbol:EDGR	Cusip Number:279765101
Record Date: 4/21/2006	Meeting Date: 5/31/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With
2	appointment of bdo seidman as the independent public accounting firm of the company for the fiscal year ending december 31, 2006	For	Issuer	For	With
3	accordance with the discretion of the proxy holders to act upon all matters incident to the conduct of the meeting and upon other matters as may properly come before teh meeting	For	Issuer	For	With

ELECTRIC & GAS TECHNOLOGY

Ticker Symbol:ELGT	Cusip Number:284853306
Record Date: 2/15/2006	Meeting Date: 3/31/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With
2	ratify the appointment of turner, stone & company as the companys independent auditors for the fiscal year ending july 31, 2006	For	Issuer	For	With

GENERAL ELECTRIC

Ticker Symbol:GE	Cusip Number:369604103
Record Date: 2/27/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
a	directors	For	Issuer	For	With
b	ratification of selection of independent auditor	For	Issuer	For	With
1	cumulative voting	Against	Stockholder	Against	With
2	curb over extended directors	Against	Stockholder	Against	With
3	one director from the ranks of retirees	Against	Stockholder	Against	With
4	independent board chairman	Against	Stockholder	Against	With
5	director election majority vote standard	Against	Stockholder	Against	With
6	report on global warming science	Against	Stockholder	Against	With

LANDEC CORPORATION

Ticker Symbol:LNDC	Cusip Number:514766104
Record Date: 8/26/2005	Meeting Date: 10/14/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors recommend	For	Issuer	For	With
2	approve the companys 2005 stock incentive plan	Against	Issuer	For	Against
3	ratify the appointment of ernst & young as the companys independent registered public accounting firm for fiscal year ending may 28,2006	For	Issuer	For	With

LIZ CLAIBORNE

Ticker Symbol:LIZ	Cusip Number:539320101
Record Date: 3/20/2006	Meeting Date: 5/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With
2	appointment of deloitte & touche as independent auditors for fiscal 2006	For	Issuer	For	With
3	stockholder proposal as described in proxy statment	Against	Stockholder	Against	With

MARATHON OIL CORP

Ticker Symbol:MRO	Cusip Number:565849106
Record Date: 2/27/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With
2	ratification of pricewaterhouse as independent auditors for 2006	For	Issuer	For	With
3	amend the restated certificate of incorporation to declassify the board of directors	For	Issuer	For	With
4	amend the restated certificate of incorporation to revise the purpose clause, eliminate the series a junior preferred stock adn make other technical changes	For	Issuer	For	With
5	elect directors by a majority vote	Against	Stockholder	Against	With
6	simple majority vote of stockholders	Against	Stockholder	Against	With

MICROSOFT CORPORATION

Ticker Symbol:MSFT	Cusip Number:594918104
Record Date: 9/9/2005	Meeting Date: 11/9/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With
2	ratification of the selection of deloitte & touche llp as the companys independent auditor	For	Issuer	For	With

MOVADO GROUP

Ticker Symbol:MOV	Cusip Number:624580106
Record Date: 5/12/2006	Meeting Date: 6/15/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With
2	approve the selection by the audit committee of the board of directors of pricewaterhouse as independent public accountants for the company for the fiscal year ending january 31, 2007	For	Issuer	For	With
3	approve amendment and restatement of the companys executive performance plan, originally established february 1, 2001	For	Issuer	For	With

NATIONAL GRID

Ticker Symbol:NGG	Cusip Number:636274300
Record Date: 7/24/2006	Meeting Date: 6/12/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	recieve annual report and accounts	For	Issuer	For	With
2	decalae a final dividend	For	Issuer	For	With
3	re-elect sir john parker	For	Issuer	For	With
4	re-elect steve lucas	For	Issuer	For	With
5	re-elect nick winser	For	Issuer	For	With
6	re-elect ken harvey	For	Issuer	For	With
7	re-elect stephen pettit	For	Issuer	For	With
8	re-elect george rose	For	Issuer	For	With
9	re-elect steve holliday	For	Issuer	For	With
10	reappoint pricewaterhosue auditors and set their remuneration	For	Issuer	For	With
11	approve the directors remuneration report	For	Issuer	For	With
12	authorise the directors to issue ordinary shares	For	Issuer	For	With
13	disaplly pre-emption rights	For	Issuer	For	With
14	authorise the directors to purchase the company ordinary shares	For	Issuer	For	With
15	authorise the directors to purchase teh companys b shares	For	Issuer	For	With

NATIONAL GRID TRANSCO PLC

Ticker Symbol:NGG	Cusip Number:636274102
Record Date: 6/6/2005	Meeting Date: 7/25/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
a3	directors	For	Issuer	For	With
a1	receive annual report and accounts	For	Issuer	For	With
a2	declare a final dividend	For	Issuer	For	With
a8	reappoint pricewaterhouse as auditors and set thier remuneration	For	Issuer	For	With
a9	approve the directors remuneration report	For	Issuer	For	With
a10	change the name of the company to national grid	For	Issuer	For	With
a11	amend the memorandum of association	For	Issuer	For	With
a12	adopt new articles of association	For	Issuer	For	With
e1	approve the return of cash	For	Issuer	For	With
e2	authorise the directors to allot shares	For	Issuer	For	With
e3	dis apply pre emptions rights	For	Issuer	For	With
e4	authorise company to purchase its own shares	For	Issuer	For	With
e5	amend the articles of association	For	Issuer	For	With

PARTNERS TRUST FINANCIAL GROUP

Ticker Symbol:PRTP	Cusip Number:70213F102
Record Date: 3/8/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With
2	appointment by the board of directors of kpmg as independent registered public accounting firm for the company for the fiscal year ending december 31, 2006	For	Issuer	For	With

ROCKFORD

Ticker Symbol:ROFO	Cusip Number:77316P101
Record Date: 3/13/2006	Meeting Date: 5/1/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With
2	approve rockford 2005 stock option plan	Against	Issuer	For	Against
3	appointment of ernst & young as rockfords indenpendent registered public accounting firm	For	Issuer	For	With

SCHERING-PLOUGH CORP

Ticker Symbol:SGP	Cusip Number:806605101
Record Date: 3/20/2006	Meeting Date: 5/19/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With
2	designation of deloitte & touche to audit the books and accounts for 2006	For	Issuer	For	With
3	approve amendments to governing instruments to provide for the annual elections of directors	For	Issuer	For	With
4	approve the directors compensation plan	For	Issuer	For	With
5	approve teh 2006 stock incentive plan	For	Issuer	For	With
6	majority vote on standard for the election of directors in certificate on incorporation	Against	Stockholder	Against	With
7	majority vote on the greatest numbre of governance issues practivable	Against	Stockholder	Against	With

STEINER LEISURE

Ticker Symbol:STNR	Cusip Number:P8744Y102
Record Date: 4/21/2006	Meeting Date: 6/15/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With
2	approval of 2006 non-empolee directors restricted share plan	For	Issuer	For	With
3	appointment of ernst & young as independent auditors for 2006 fiscal year	For	Issuer	For	With

TD BANKNORTH INC

Ticker Symbol:BNK	Cusip Number:87235A101
Record Date: 12/2/2005	Meeting Date: 1/11/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	approve and adopt an agreement and plan of merger, as of july 11, 2005, among td banknorth, hudson united, and solely with respect to article x of the agreement, the toronto-dominion bank and the transactions contemplated thereby	For	Issuer	For	With

TD BANKNORTH INC

Ticker Symbol:BNK	Cusip Number:872
Record Date: 3/17/2006	Meeting Date: 5/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With
2	ratify appointment of ernst & young to td northbank independent registered public accounting firm for the year ending december 31, 2006	For	Issuer	For	With

TEJON RANCH CO

Ticker Symbol:TRC	Cusip Number:879080109
Record Date: 3/17/2006	Meeting Date: 5/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With

THE ALLSTATE CORP

Ticker Symbol:ALL	Cusip Number:020002101
Record Date: 3/17/2006	Meeting Date: 5/16/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With
2	appointment of deloitte & touche as independent auditors for 2006	For	Issuer	For	With
3	approval of amended and restated 2001 equity incentive plan	For	Issuer	For	With
4	approval of 2006 equity compensation plan for non-employee directors	For	Issuer	For	With
5	provide for director election majority vote standard	Against	Stockholder	Against	With
6	provide for simple majority vote	Against	Stockholder	Against	With

THE HOME DEPOT

Ticker Symbol:HD	Cusip Number:437076102
Record Date: 3/28/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
8	shareholde proposal political contributions	Against	Stockholder	Against	With
9	shareholde proposal governing documents	Against	Stockholder	Against	With
10	shareholder proposal political nonpartisanship	Against	Stockholder	Against	With
1	directors	For	Issuer	For	With
2	appointment of kpmg as independent registered public accounting firm for fiscal 2006	For	Issuer	For	With
3	shareholder proposal committee report	Against	Stockholder	Against	With
4	shareholder proposal employment diversity report disclosure	Against	Stockholder	Against	With
5	shareholder proposal chairman and ceo	Against	Stockholder	Against	With
6	shareholder proposal method of voting for directors	Against	Stockholder	Against	With
7	shareholder proposal retirement benefits	Against	Stockholder	Against	With

TYCO INTERNATIONAL

Ticker Symbol:TYC	Cusip Number:902124106
Record Date: 1/9/2006	Meeting Date: 3/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1b	directors	For	Issuer	For	With
1a	set maximum number of directors at 12	For	Issuer	For	With
1c	authorization for the board of directors to appoint an additional director to fill the vacancy proposed to be created on the board	For	Issuer	For	With
2	reappointment of deloitte & touche as independent auditors and authorization for the audit committee of the board of directors to set the auditors remuneration	For	Issuer	For	With

VALASSIS COMMUNICATIONS INC

Ticker Symbol:VCI	Cusip Number:918866104
Record Date: 3/20/2006	Meeting Date: 5/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With
2	reapprove our amended and restated senior executives annual bonus plan to satisy certain interal revenue code requirements	For	Issuer	For	With
3	ratify the appointment of deloitte & touche as the companys independent auditos for the fiscal year ending decemer 31, 2006	For	Issuer	For	With

WASHINGTON MUTUAL

Ticker Symbol:WM	Cusip Number:939322103
Record Date: 2/24/2006	Meeting Date: 4/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With
2	appointmetn of deloitte & touche as the companys independent auditors for 2006	For	Issuer	For	With
3	approve washington mutual amended and restated 2003 equity incentive plan , including an increase in the number of shares that may be subject to awards made thereunder	For	Issuer	For	With
4	approve washington mutual executive incentive compensation plan	For	Issuer	For	With
5	articles of incorporation to declassify the board of directors and establish annual elections for all comany directors commencing with 2007 annual meeting rather than the current staggered three-year terms	For	Issuer	For	With
6	relating to disclosure of the companys political contributions	For	Stockholder	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Electric City Funds, Inc.

By /s/James W. Denney

* James W. Denney

President and Treasurer

Date: August 31, 2006

*Print the name and title of each signing officer under his or her signature.